Employee compensation	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Employee compensation	Employee compensationThe total employee compensation comprising salaries and benefits, excluding government assistance, for the fiscal year ended March 31, 2021, was $169,809 (2020 - $83,866).
Stock-based compensation and related costs were included in the following expenses:

	2021	2020
	$	$

Direct cost of revenues	3,231	591
General and administrative	11,123	3,196
Research and development	10,941	3,101
Sales and marketing	19,460	3,042

Total stock-based compensation and related costs	44,755	9,930
The amount recognized as an expense for the fiscal year ended March 31, 2021 for our defined contribution plan was $1,436 (2020 - $1,392).